SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment, Net (Details)	Mar. 31, 2025
Furniture and Fixtures [Member]
Property and Equipment, Net [Abstract]
Estimated useful lives	5 years
Office Equipment [Member]
Property and Equipment, Net [Abstract]
Estimated useful lives	3 years